SUBSCRIPTION AGREEMENT LOANS (Details Narrative) - USD ($)					12 Months Ended
	May 13, 2025	Apr. 24, 2025	Feb. 17, 2025	Dec. 18, 2024	Dec. 31, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount percentage						5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Settlement agreement					$ 317,250
Reverse stock split	1-for-40				1 for 40
Loss on extinguishment of debt					$ 364,109
Blackstone Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount				$ 500,000
Original issue discount percentage				20.00%
Debt Instrument, Maturity Date				Jun. 01, 2025
Gross proceeds				$ 5,000,000
Original issue discount percentage				10.00%
Shares issued for commitment fee			44,875
Blackstone Subscription Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount				$ 500,000
Amended Blackstone Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 423,474
Fair value			$ 328,098
Blackstone Capital Advisors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Settlement agreement, shares		15,625
Settlement agreement		$ 317,250
Excess payement for waiver of right to penalty		$ 60,000
Loan and Transfer Agreement [Member] | Apogee Pharma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split					1-for-40